MFS Total Return Portfolio (Prospectus Summary) | MFS Total Return Portfolio
MFS TOTAL RETURN PORTFOLIO
Investment Goal
The Portfolio's investment goal is reasonable current income, long term capital growth and conservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MFS Total Return Portfolio	Class 1	Class 2	Class 3
Management Fees	0.65%	0.65%	0.65%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.71%	0.86%	0.96%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the
Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example MFS Total Return Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	73	227	395	883
Class 2	88	274	477	1,061
Class 3	98	306	531	1,178

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio will invest between 40% and 75% of its assets in equity securities (i.e., common stocks, preferred stocks, securities convertible into stocks, and depository receipts for those securities) and at least 25% of its assets in fixed-income senior securities. The Portfolio's investments in fixed-income securities may include corporate bonds, U.S. Government securities, mortgage- and asset-backed securities and foreign government securities. The
Portfolio may invest in foreign securities (up to 25% of net assets).

The subadviser focuses on investing the Portfolio's assets in the stocks of companies that it believes are undervalued compared to their perceived worth
(value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
While the Portfolio may invest its assets in companies of any size, the
Portfolio generally focuses on companies with large capitalizations. Generally, substantially all of the Portfolio's investments in debt instruments are investment grade.

The subadviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability.
Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.
Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the
Portfolio.

Depositary Receipts Risk. Depositary receipts, such as American Depositary
Receipts ("ADRs") and other depositary receipts, including Global Depositary
Receipts ("GDRs"), European Depositary Receipts ("EDRs") are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Value Investing Risk. The risk that the subadviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Risk of Investing in Bonds. As with any fund that invests significantly in bonds, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S.
Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.
Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by the
Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates; as interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises.
Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the
Portfolio's yield may become negative, which may result in a decline in the value of your investment.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to "prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the
"full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal
National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; they may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index, the New Blended Index and the Prior Blended Index.

Effective April 30, 2012, the Portfolio changed a component of its Blended
Index. The Prior Blended Index consisted of 35% Barclays Capital U.S. Aggregate
Bond Index, 55% S&P 500® Index and 10% 3-Month Treasury Bill Index. The New
Blended Index consists 40% Barclays Capital U.S. Aggregate Bond Index and 60%
S&P 500® Index. The Portfolio changed a component of the Prior Blended Index because the new benchmark is more consistent with the subadviser's investment style.

Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.60% (quarter ended June 30, 2009) and the lowest return for a quarter was -11.98% (quarter ended December 31, 2008). The year to date calendar return as of March 31, 2012 was 7.46%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns MFS Total Return Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	1.93%	1.55%	4.43%
Class 2	Class 2 Shares	1.75%	1.41%	4.27%
Class 3	Class 3 Shares	1.72%	1.30%		5.60%	Sep. 30, 2002
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%	6.91%	Sep. 30, 2002
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%	5.32%	Sep. 30, 2002
3- Month Treasury Bill Index.	3- Month Treasury Bill Index.	0.05%	1.21%	1.78%	1.78%	Sep. 30, 2002
New Blended Index	New Blended Index	4.69%	2.84%	4.40%	6.60%	Sep. 30, 2002
Prior Blended Index	Prior Blended Index	4.19%	2.67%	4.14%	6.16%	Sep. 30, 2002